21 Derivative financial liability - current	12 Months Ended
Dec. 31, 2020
Midatech Pharma US, Inc. (formerly DARA Biosciences, Inc.) [Member]
Derivative financial liability - current
21	Derivative financial liability – current

	2020 £’000	2019 £’000	2018 £’000
Equity settled derivative financial liability
At 1 January	664	–	–
Warrants issued	997	1,148	–
Transfer to share premium on exercise of warrants	(499)
Gain recognised in finance income within the consolidated statement of comprehensive income	397	(484)	–
At 31 December	1,559	664	–

Equity settled derivative financial liability is a liability that is not to be settled for cash.

In May 2020 the Group issued 9,545,456 warrants in the ordinary share capital of the company as part of a Registered Direct Offering. The number of ordinary shares to be issued when exercised is fixed, however the exercise price is denominated in US Dollars being different to the functional currency of the parent company. Therefore, the warrants are classified as equity settled derivative financial liabilities recognised at fair value through the profit and loss account (‘FVTPL’). The financial liability is valued using the Monte Carlo model. Financial liabilities at FVTPL are stated at fair value, with any gains or losses arising on re-measurement recognised in profit or loss. The net gain or loss recognised in profit or loss incorporates any interest paid on the financial liability and is included in the ‘finance income’ or ‘finance expense’ lines item in the income statement. Fair value is determined in the manner described in note 22. A key input in the valuation of the instrument is the Company share price.

On 19 August 2020 2,500,000 pre-existing warrants were exercised at $0.41. The gross proceeds received by the company was $1,025,000. The fair value of the warrants on the date of exercise was £498,502.

At 31 December 2020 7,045,455 warrants were outstanding.

In October 2019 the Group issued 3,150,000 warrants in the ordinary share capital of the company as part of a Registered Direct Offering. The number of ordinary shares to be issued when exercised is fixed, however the exercise price is denominated in US Dollars. The warrants are classified equity settled derivative financial liabilities and accounted for in the same way as those issued in May 2020. The financial liability is valued using the Monte Carlo model.

At 31 December 2020 and 31 December 2019, 3,150,000 warrants were outstanding.

The Group also assumed fully vested warrants and share options on the acquisition of DARA Biosciences, Inc. (which took place in 2015). The number of ordinary shares to be issued when exercised is fixed, however the exercise prices are denominated in US Dollars. The warrants are classified equity settled derivative financial liabilities and accounted for in the same way as those issued in May 2020. The financial liability is valued using the Black-Scholes option pricing model.

At 31 December 2018 a further 8,846 options and 38,844 warrants had lapsed and the share price had fallen to £1.20. As the liability had already been reduced to zero there was no movement on re-measurement.

At 31 December 2019 a further 3,332 options and 111,582 warrants had lapsed and the share price had fallen to £0.56. As the liability had already been reduced to zero there was no movement on re-measurement.

During 2020 no options or warrants lapsed and the share price had fallen to £0.265. As the liability had already been reduced to zero there was no movement on re-measurement.